Statements of changes in equity - USD ($)	Unitholders' Capital	Retained Earnings (Deficit)	Underwriting Commissions and Issue Expenses	Unit Premiums and Reserves	Total
Balance as (in number of units) at Dec. 31, 2017	13,199,121
Balance as at Dec. 31, 2017	$ 131,666,923	$ 8,743,010	$ (15,143,489)	$ 686	$ 125,267,130
Cost of redemption of Units (note 7) (in number of units)	(3,317,971)
Cost of redemption of Units (note 7)	$ (33,179,710)				(30,268,075)
Cost of redemption of Units (note 7)		2,911,526		109
Net income for the year		6,524,395			6,524,395
Balance as (in number of units) at Dec. 31, 2018	9,881,150
Balance as at Dec. 31, 2018	$ 98,487,213	18,178,931	(15,149,134)	795	101,517,805
Underwriting commissions and issue expenses			(5,645)		(5,645)
Proceeds from issuance of Units (note 7)	$ 2,424,069				2,424,069
Cost of redemption of Units (note 7) (in number of units)	(2,154,236)
Cost of redemption of Units (note 7)	$ (21,542,360)				(23,990,715)
Cost of redemption of Units (note 7)		(2,448,355)
Net income for the year		37,769,924			37,769,924
Balance as (in number of units) at Dec. 31, 2019	7,917,629
Balance as at Dec. 31, 2019	$ 79,368,922	$ 53,500,500	(15,160,853)	$ 795	117,709,364
Proceeds from issuance of Units (note 7) (in number of units)	190,715
Underwriting commissions and issue expenses			$ (11,719)		$ (11,719)